UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class A Shares - KGGAX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$151	1.25%

How did the Fund perform in the last year?

What a difference ten months can make. After a challenging first two months of the Fund’s fiscal year driven by significant declines in precious metals miners and South Korean companies, these same areas became top contributors, reflecting a broader market shift toward value stocks. Value investing has outperformed major indices in 2025, with international value stocks leading the way. The MSCI ACWI Ex-US Value Index returned 33% versus 24% for the NASDAQ and 18% for the S&P (12/31/2024–10/31/2025).

Despite concerns that investors may have missed the recovery, we believe the rotation into value, small-cap, international, and commodity stocks is still in its early stages. These areas have lagged for over a decade, and strong fundamentals persist. As active, benchmark-agnostic managers with 69% of Fund holdings outside the MSCI ACWI as of 10/31/2025, we continue to find undervalued companies offering attractive risk-adjusted returns.

Commodities and real assets were key drivers this year. Commodity supplies remain tight, capital expenditures in mining (in real terms) are roughly half of 2012 levels, and demand is rising. Yet despite this promising set up, the Bloomberg Commodity Index is still less than half its 2007 value. Fiscal stimulus and global money supply growth further support real assets, as described in previous commentaries and echoing economist Richard Cantillon’s theory that prices rise unevenly following monetary expansion.

Precious metals were standout performers during the fiscal year: gold and silver prices rose around 50%, and platinum gained 60%. It appears that much of the world may finally be recognizing that precious metals are an increasingly necessary store of value. We have decreased the Fund’s position in gold miners, rotating the proceeds into platinum and base metals companies, where we see more potential upside. We also continue to see significant upside in non-producing gold companies; with the higher prices for gold, the economics of these undeveloped projects should become more appealing for investors.

Emerging markets (“EM”) were also strong performers; EM stocks contributed 20% to total Fund returns during the fiscal year. The Fund continues to have its largest concentration of EM stocks in South Korea (out of the Fund’s 40% EM exposure, 16%, on average, of that was in South Korea during the fiscal year). Even with their strong performance, many South Korean companies remain significantly undervalued and trade at discounts on multiple metrics; their continued presence as Fund holdings amid strong price appreciation is a testament to how exceptionally mispriced they were at the beginning of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class A Shares, With Load	Class A Shares, Without Load	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$9,425	$10,000	$10,000
Oct/16	$12,760	$13,538	$10,205
Oct/17	$13,985	$14,838	$12,573
Oct/18	$12,900	$13,687	$12,508
Oct/19	$13,170	$13,973	$14,082
Oct/20	$15,888	$16,857	$14,771
Oct/21	$23,097	$24,506	$20,277
Oct/22	$18,296	$19,412	$16,230
Oct/23	$21,740	$23,066	$17,935
Oct/24	$24,407	$25,895	$23,816
Oct/25	$34,606	$36,717	$29,208

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund
Class A Shares, With Load	33.60%	15.47%	13.22%
Class A Shares, Without Load	41.79%	16.85%	13.89%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,066,583,135	139	$21,030,952	56%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

South Korea 13.9%
Canada 12.7%
United States 8.7%
South Africa 7.0%
United Kingdom 4.9%
Brazil 4.4%
Japan 3.7%
China 3.5%
France 3.4%
Germany 3.1%
Australia 2.9%
Russia 2.8%
Other Countries 13.9%
Purchased Options 0.1%

Value	Value
Purchased Options	0.1%
Other Countries	13.9%
Russia	2.8%
Australia	2.9%
Germany	3.1%
France	3.4%
China	3.5%
Japan	3.7%
Brazil	4.4%
United Kingdom	4.9%
South Africa	7.0%
United States	8.7%
Canada	12.7%
South Korea	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.8%
LG Uplus Corp. Footnote Reference**	3.5%
Impala Platinum Holdings, Ltd.	2.7%
K+S AGFootnote Reference**	2.4%
Range Resources Corp.	2.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
CK Hutchison Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.8%
LG Corp.	1.7%
NAC Kazatomprom JSC GDR	1.7%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

Effective as of the close of business on July 31, 2025, the Fund was closed to certain new investments. Existing shareholders may continue to reinvest Fund dividends and distributions, however, new investments in the Fund may only be made by investors in certain categories, as described further in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund / Class A Shares - KGGAX

Annual Shareholder Report: October 31, 2025

KGGAX-AR-2025

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class I Shares - KGGIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$121	1.00%

How did the Fund perform in the last year?

What a difference ten months can make. After a challenging first two months of the Fund’s fiscal year driven by significant declines in precious metals miners and South Korean companies, these same areas became top contributors, reflecting a broader market shift toward value stocks. Value investing has outperformed major indices in 2025, with international value stocks leading the way. The MSCI ACWI Ex-US Value Index returned 33% versus 24% for the NASDAQ and 18% for the S&P (12/31/2024–10/31/2025).

Despite concerns that investors may have missed the recovery, we believe the rotation into value, small-cap, international, and commodity stocks is still in its early stages. These areas have lagged for over a decade, and strong fundamentals persist. As active, benchmark-agnostic managers with 69% of Fund holdings outside the MSCI ACWI as of 10/31/2025, we continue to find undervalued companies offering attractive risk-adjusted returns.

Commodities and real assets were key drivers this year. Commodity supplies remain tight, capital expenditures in mining (in real terms) are roughly half of 2012 levels, and demand is rising. Yet despite this promising set up, the Bloomberg Commodity Index is still less than half its 2007 value. Fiscal stimulus and global money supply growth further support real assets, as described in previous commentaries and echoing economist Richard Cantillon’s theory that prices rise unevenly following monetary expansion.

Precious metals were standout performers during the fiscal year: gold and silver prices rose around 50%, and platinum gained 60%. It appears that much of the world may finally be recognizing that precious metals are an increasingly necessary store of value. We have decreased the Fund’s position in gold miners, rotating the proceeds into platinum and base metals companies, where we see more potential upside. We also continue to see significant upside in non-producing gold companies; with the higher prices for gold, the economics of these undeveloped projects should become more appealing for investors.

Emerging markets (“EM”) were also strong performers; EM stocks contributed 20% to total Fund returns during the fiscal year. The Fund continues to have its largest concentration of EM stocks in South Korea (out of the Fund’s 40% EM exposure, 16%, on average, of that was in South Korea during the fiscal year). Even with their strong performance, many South Korean companies remain significantly undervalued and trade at discounts on multiple metrics; their continued presence as Fund holdings amid strong price appreciation is a testament to how exceptionally mispriced they were at the beginning of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Kopernik Global All-Cap Fund, Class I Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$1,000,000	$1,000,000
Oct/16	$1,355,339	$1,020,480
Oct/17	$1,489,299	$1,257,261
Oct/18	$1,378,346	$1,250,753
Oct/19	$1,410,870	$1,408,241
Oct/20	$1,704,440	$1,477,073
Oct/21	$2,485,511	$2,027,687
Oct/22	$1,972,413	$1,623,015
Oct/23	$2,350,034	$1,793,463
Oct/24	$2,644,090	$2,381,553
Oct/25	$3,758,243	$2,920,804

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-global-all-cap-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund, Class I Shares	42.14%	17.13%	14.16%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,066,583,135	139	$21,030,952	56%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	13.9%
Russia	2.8%
Australia	2.9%
Germany	3.1%
France	3.4%
China	3.5%
Japan	3.7%
Brazil	4.4%
United Kingdom	4.9%
South Africa	7.0%
United States	8.7%
Canada	12.7%
South Korea	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.8%
LG Uplus Corp. Footnote Reference**	3.5%
Impala Platinum Holdings, Ltd.	2.7%
K+S AGFootnote Reference**	2.4%
Range Resources Corp.	2.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
CK Hutchison Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.8%
LG Corp.	1.7%
NAC Kazatomprom JSC GDR	1.7%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

Effective as of the close of business on July 31, 2025, the Fund was closed to certain new investments. Existing shareholders may continue to reinvest Fund dividends and distributions, however, new investments in the Fund may only be made by investors in certain categories, as described further in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund / Class I Shares - KGGIX

Annual Shareholder Report: October 31, 2025

KGGIX-AR-2025

The Advisors' Inner Circle Fund II

Kopernik International Fund

Class I Shares - KGIIX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$117	1.01%

How did the Fund perform in the last year?

What a difference ten months can make. After a challenging first two months of the fiscal year driven by significant declines in precious metals miners and South Korean companies, these same areas became top contributors, reflecting a broader market shift toward value stocks. Value investing has outperformed major indices in 2025, with international value stocks leading the way. The MSCI ACWI Ex-US Value Index returned 33% versus 24% for the NASDAQ and 18% for the S&P 500 (12/31/2024–10/31/2025).

Despite concerns that investors may have missed the recovery, we believe the rotation into value, small-cap, international, and commodity stocks is still in its early stages. These areas have lagged for over a decade, and strong fundamentals persist. As active, benchmark-agnostic managers with 52% of Fund holdings outside the MSCI ACWI ex-US as of 10/31/2025, we continue to find undervalued companies offering attractive risk-adjusted returns.

Commodities and real assets were key drivers this year. Commodity supplies remain tight, capital expenditures in mining (in real terms) are roughly half of 2012 levels, and demand is rising. Yet despite this promising set up, the Bloomberg Commodity Index is still less than half its 2007 value. Fiscal stimulus and global money supply growth further support real assets, as described in previous commentaries and echoing economist Richard Cantillon’s theory that prices rise unevenly following monetary expansion.

Precious metals were standout performers during the fiscal year: gold and silver prices rose around 50%, and platinum gained 60%. It appears that much of the world may finally be recognizing that precious metals are an increasingly necessary store of value. We have decreased the Fund’s position in gold miners, rotating the proceeds into platinum and base metals companies, where we see more potential upside. We also continue to see significant upside in non-producing gold companies; with the higher prices for gold, the economics of these undeveloped projects should become more appealing for investors.

Emerging markets (“EM”) were also strong performers; EM stocks contributed 17.9% to total Fund returns during the fiscal year. The Fund continues to have its largest concentration of EM stocks in South Korea (out of the Fund’s 40% EM exposure, 12% was in South Korea). Even with their strong performance, many South Korean companies remain significantly undervalued and trade at discounts on multiple metrics; their continued presence as Fund holdings amid strong price appreciation is a testament to how exceptionally mispriced they were at the beginning of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Kopernik International Fund, Class I Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$1,000,000	$1,000,000
Oct/16	$1,224,530	$1,002,247
Oct/17	$1,306,274	$1,239,155
Oct/18	$1,256,237	$1,137,037
Oct/19	$1,391,623	$1,265,155
Oct/20	$1,522,555	$1,232,124
Oct/21	$2,066,249	$1,597,585
Oct/22	$1,569,877	$1,202,552
Oct/23	$1,894,041	$1,347,723
Oct/24	$2,086,055	$1,675,658
Oct/25	$2,745,863	$2,093,374

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik International Fund, Class I Shares	31.63%	12.52%	10.63%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.93%	11.18%	7.67%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$685,007,364	76	$5,013,666	53%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

South Korea
11.0%
Canada
10.8%
South Africa
7.9%
United Kingdom
7.1%
United States
5.6%
Russia
5.2%
Brazil
4.5%
China
3.5%
Germany
3.2%
Japan
3.1%
Kazakhstan
2.9%
Hong Kong
2.6%
Other Countries
8.4%
Purchased Options
0.1%

Value	Value
Purchased Options	0.1%
Other Countries	8.4%
Hong Kong	2.6%
Kazakhstan	2.9%
Japan	3.1%
Germany	3.2%
China	3.5%
Brazil	4.5%
Russia	5.2%
United States	5.6%
United Kingdom	7.1%
South Africa	7.9%
Canada	10.8%
South Korea	11.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	4.4%
LG Uplus Corp. Footnote Reference**	3.5%
Seabridge Gold, Inc. (USD)	3.1%
Glencore PLC	3.1%
Impala Platinum Holdings, Ltd.	3.0%
K+S AGFootnote Reference**	3.0%
Golden Agri-Resources, Ltd. Footnote Reference**	2.3%
NAC Kazatomprom JSC GDR	2.3%
Barrick Gold	2.3%
Yellow Cake PLCFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik International Fund / Class I Shares - KGIIX

Annual Shareholder Report: October 31, 2025

KGIIX-AR-2025

The Advisors' Inner Circle Fund II

Kopernik International Fund

Investor Shares - KGIRX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$145	1.25%

How did the Fund perform in the last year?

What a difference ten months can make. After a challenging first two months of the fiscal year driven by significant declines in precious metals miners and South Korean companies, these same areas became top contributors, reflecting a broader market shift toward value stocks. Value investing has outperformed major indices in 2025, with international value stocks leading the way. The MSCI ACWI Ex-US Value Index returned 33% versus 24% for the NASDAQ and 18% for the S&P 500 (12/31/2024–10/31/2025).

Despite concerns that investors may have missed the recovery, we believe the rotation into value, small-cap, international, and commodity stocks is still in its early stages. These areas have lagged for over a decade, and strong fundamentals persist. As active, benchmark-agnostic managers with 52% of Fund holdings outside the MSCI ACWI ex-US as of 10/31/2025, we continue to find undervalued companies offering attractive risk-adjusted returns.

Commodities and real assets were key drivers this year. Commodity supplies remain tight, capital expenditures in mining (in real terms) are roughly half of 2012 levels, and demand is rising. Yet despite this promising set up, the Bloomberg Commodity Index is still less than half its 2007 value. Fiscal stimulus and global money supply growth further support real assets, as described in previous commentaries and echoing economist Richard Cantillon’s theory that prices rise unevenly following monetary expansion.

Precious metals were standout performers during the fiscal year: gold and silver prices rose around 50%, and platinum gained 60%. It appears that much of the world may finally be recognizing that precious metals are an increasingly necessary store of value. We have decreased the Fund’s position in gold miners, rotating the proceeds into platinum and base metals companies, where we see more potential upside. We also continue to see significant upside in non-producing gold companies; with the higher prices for gold, the economics of these undeveloped projects should become more appealing for investors.

Emerging markets (“EM”) were also strong performers; EM stocks contributed 17.9% to total Fund returns during the fiscal year. The Fund continues to have its largest concentration of EM stocks in South Korea (out of the Fund’s 40% EM exposure, 12% was in South Korea). Even with their strong performance, many South Korean companies remain significantly undervalued and trade at discounts on multiple metrics; their continued presence as Fund holdings amid strong price appreciation is a testament to how exceptionally mispriced they were at the beginning of the fiscal year.

For more, please see https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Kopernik International Fund, Investor Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Dec/18	$10,000	$10,000
Oct/19	$10,961	$11,477
Oct/20	$11,961	$11,177
Oct/21	$16,194	$14,493
Oct/22	$12,265	$10,909
Oct/23	$14,767	$12,226
Oct/24	$16,219	$15,201
Oct/25	$21,297	$18,990

Since its inception on December 10, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-855-887-4544 or visit https://www.kopernikglobal.com/mutual-fund-kopernik-international-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Investor Shares	31.31%	12.23%	11.59%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.93%	11.18%	9.75%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$685,007,364	76	$5,013,666	53%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	8.4%
Hong Kong	2.6%
Kazakhstan	2.9%
Japan	3.1%
Germany	3.2%
China	3.5%
Brazil	4.5%
Russia	5.2%
United States	5.6%
United Kingdom	7.1%
South Africa	7.9%
Canada	10.8%
South Korea	11.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	4.4%
LG Uplus Corp. Footnote Reference**	3.5%
Seabridge Gold, Inc. (USD)	3.1%
Glencore PLC	3.1%
Impala Platinum Holdings, Ltd.	3.0%
K+S AGFootnote Reference**	3.0%
Golden Agri-Resources, Ltd. Footnote Reference**	2.3%
NAC Kazatomprom JSC GDR	2.3%
Barrick Gold	2.3%
Yellow Cake PLCFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Kopernik International Fund / Investor Shares - KGIRX

Annual Shareholder Report: October 31, 2025

KGIRX-AR-2025

b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$129,220	None	None	$152,569	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$160,620	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer”, as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors' Inner Circle Fund II

Investment Advisor
Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX| KGIRX

Kopernik International Fund

Annual Financials and Other Information

OCTOBER 31, 2025

Kopernik
Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	31
Statements of Operations	33
Statements of Changes In Net Assets	34
Financial Highlights	36
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	56
Notice to Shareholders (Unaudited)	57
Other Information (Form N-CSR Items 8-11) (Unaudited)	58

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 78.5%	Shares	Value
ARGENTINA — 0.8%
CONSUMER STAPLES — 0.8%
Cresud SACIF y A ADR (A)	1,912,824	$23,661,633

AUSTRALIA — 2.9%
ENERGY — 1.9%
Paladin Energy, Ltd. (AUD) *	6,411,743	40,222,233
Paladin Energy, Ltd. (CAD) *	2,856,489	17,698,399
		57,920,632

MATERIALS — 1.0%
BHP Group	547,510	15,608,547
Champion Iron	1,898,792	6,866,970
Deterra Royalties	3,696,434	9,854,763
		32,330,280

Total Australia		90,250,912

BRAZIL — 3.4%
CONSUMER STAPLES — 0.6%
BrasilAgro - Brasileira de Propriedades Agricolas	2,390,600	8,909,289
SLC Agricola SA	2,722,800	8,163,415
		17,072,704

MATERIALS — 1.6%
Vale SA	4,061,326	49,076,070

UTILITIES — 1.2%
Centrais Eletricas Brasileiras SA	3,707,211	38,326,579

Total Brazil		104,475,353

CANADA — 9.3%
ENERGY — 0.8%
MEG Energy Corp., Cl Common Subs. Receipt	1,230,753	26,044,525

MATERIALS — 8.5%
Aris Mining Corp. *	1,401,255	13,867,184
Barrick Gold	689,478	22,614,878

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
CANADA — continued
MATERIALS — continued
Bear Creek Mining Corp. *	12,752,179	$5,182,519
Gabriel Resources, Ltd. * (A)	4,427,406	268,318
Gabriel Resources, Ltd. * † (A)(B)	496,058	30,063
Gabriel Resources, Ltd. * † (A)(B)	347,197	21,042
International Tower Hill Mines, Ltd. * (A)	6,548,183	11,721,248
Ivanhoe Mines, Ltd., Cl A *	2,135,353	21,360,381
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,795,815	5,661,199
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,684,516	11,425,877
Novagold Resources, Inc. *	2,831,655	23,474,420
Novagold Resources, Inc. * †	1,687,905	13,992,732
Nutrien, Ltd.	530,880	28,906,416
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	33,944,240
Seabridge Gold, Inc. (USD) * (A)	2,262,837	53,923,406
Western Copper & Gold Corp. * (A)	5,570,563	11,676,914
		258,070,837

Total Canada		284,115,362

CHILE — 1.4%
COMMUNICATION SERVICES — 0.9%
Empresa Nacional de Telecomunicaciones SA (A)	5,961,699	28,379,345

MATERIALS — 0.5%
Sociedad Quimica y Minera de Chile SA ADR *	296,284	14,514,953

Total Chile		42,894,298

CHINA — 3.5%
COMMUNICATION SERVICES — 0.9%
Baidu, Inc., Cl A *	1,866,750	28,255,573

FINANCIALS — 0.3%
China Reinsurance Group Corp., Cl H	8,148,000	1,654,748
Hi Sun Technology China, Ltd. * (A)	69,309,000	5,267,227
		6,921,975

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
CHINA — continued
INDUSTRIALS — 1.3%
China Communications Services Corp., Ltd., Cl H (A)	45,480,000	$27,256,787
Guangshen Railway Co., Ltd., Cl H (A)	44,260,679	12,989,556
		40,246,343

INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	4,238,000	2,906,942

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (B)	56,356,000	22,327,784
China Gas Holdings, Ltd.	6,248,400	6,426,768
		28,754,552

Total China		107,085,385

FRANCE — 3.4%
CONSUMER STAPLES — 1.2%
Carrefour SA	2,548,892	38,388,555

FINANCIALS — 0.5%
Amundi (B)	194,217	14,397,700

HEALTH CARE — 0.3%
Euroapi SA * (A)	2,371,075	8,770,250

INDUSTRIALS — 0.4%
Teleperformance	172,376	12,309,068

MATERIALS — 1.0%
Eramet SA	428,653	29,345,713

Total France		103,211,286

GERMANY — 2.4%
MATERIALS — 2.4%
K+S AG (A)	5,567,413	72,528,682

HONG KONG — 2.5%
CONSUMER DISCRETIONARY — 0.3%
SJM Holdings, Ltd. *	28,172,000	10,252,526

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	9,266,000	$7,481,464

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	2,110,400	3,633,677

INDUSTRIALS — 1.8%
CK Hutchison Holdings, Ltd.	8,293,500	54,998,140

MATERIALS — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,119,573

Total Hong Kong		77,485,380

INDONESIA — 0.6%
COMMUNICATION SERVICES — 0.2%
Media Nusantara Citra Tbk PT * (A)	326,750,100	5,263,714

ENERGY — 0.2%
United Tractors TbK PT	4,346,100	7,027,114

MATERIALS — 0.2%
Indah Kiat Pulp & Paper	11,294,200	5,051,155

Total Indonesia		17,341,983

JAPAN — 3.7%
CONSUMER STAPLES — 0.2%
Kato Sangyo Co., Ltd.	166,000	6,372,153

ENERGY — 0.9%
Inpex Corp.	798,700	14,737,721
Japan Petroleum Exploration Co., Ltd.	1,683,700	14,071,547
		28,809,268

HEALTH CARE — 0.7%
Kyorin Pharmaceutical Co., Ltd. (A)	1,861,900	16,971,674
Suzuken Co., Ltd.	113,100	4,295,147
		21,266,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
JAPAN — continued
INDUSTRIALS — 1.4%
Fukuda Corp.	153,800	$6,862,883
Kamigumi Co., Ltd.	441,050	13,239,541
West Japan Railway Co.	1,131,500	23,254,745
		43,357,169

UTILITIES — 0.5%
Electric Power Development Co., Ltd.	761,300	14,469,067

Total Japan		114,274,478

KAZAKHSTAN — 2.0%
ENERGY — 1.7%
NAC Kazatomprom JSC GDR (B)	895,113	52,417,443

FINANCIALS — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR	371,325	9,916,388

Total Kazakhstan		62,333,831

LEBANON — 0.1%
REAL ESTATE — 0.1%
Solidere ADR *(C)	174,732	2,058,780

MALAYSIA — 0.8%
CONSUMER DISCRETIONARY — 0.4%
Oriental Holdings BHD	6,793,800	11,112,091

CONSUMER STAPLES — 0.4%
Genting Plantations BHD	9,982,200	12,093,659

FINANCIALS — 0.0%
Hong Leong Financial Group	261,400	1,054,303

Total Malaysia		24,260,053

MEXICO — 0.6%
CONSUMER DISCRETIONARY — 0.3%
Nemak SAB de CV (B)	38,482,435	8,016,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
MEXICO — continued
MATERIALS — 0.3%
Orbia Advance	10,213,022	$9,246,335

Total Mexico		17,262,430

PHILIPPINES — 0.2%
CONSUMER STAPLES — 0.2%
Puregold Price Club, Inc.	10,703,000	6,929,215

RUSSIA — 2.8%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(C)	6,287,850	7,917,661

ENERGY — 0.4%
Gazprom PJSC *(C)	25,899,221	11,144,435

FINANCIALS — 0.8%
Moscow Exchange MICEX-RTS PJSC *(C)	14,084,614	8,414,162
Sberbank of Russia PJSC *(C)	12,648,865	13,670,167
VTB Bank PJSC *(C)	9,484,622	2,390,759
		24,475,088

MATERIALS — 0.8%
Polyus PJSC GDR *(C)	613,103	23,235,562

REAL ESTATE — 0.1%
Etalon Group PLC GDR * (A)(C)	12,219,734	1,736,424
LSR Group PJSC, Cl A *(C)	1,673,664	4,369,754
		6,106,178

UTILITIES — 0.4%
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	4,074,557
RusHydro PJSC *(C)	6,529,118,388	9,140,766
		13,215,323

Total Russia		86,094,247

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
SAUDI ARABIA — 0.2%
ENERGY — 0.2%
Saudi Arabian Oil (B)	1,088,539	$7,521,253

SINGAPORE — 2.7%
CONSUMER STAPLES — 2.6%
First Resources, Ltd.	12,193,600	18,369,373
Golden Agri-Resources, Ltd. (A)	278,829,900	59,984,204
		78,353,577

REAL ESTATE — 0.1%
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	4,210,070

Total Singapore		82,563,647

SOUTH AFRICA — 7.0%
MATERIALS — 7.0%
Impala Platinum Holdings, Ltd.	7,783,465	83,415,291
Sibanye Stillwater, Ltd. *	5,500,091	14,595,598
Valterra Platinum, Ltd.	1,901,473	117,604,676

Total South Africa		215,615,565

SOUTH KOREA — 13.9%
COMMUNICATION SERVICES — 5.0%
KT Corp.	714,316	24,605,038
KT Corp. ADR	1,103,394	20,467,959
LG Uplus Corp. (A)	9,940,369	106,258,618
		151,331,615

CONSUMER DISCRETIONARY — 1.7%
Hankook & Co., Ltd.	1,035,925	17,096,835
Hankook Tire & Technology, Ltd.	280,993	9,123,146
Hyundai Department Store Co., Ltd.	387,395	21,946,551
PHA Co., Ltd. (A)	478,665	3,915,383
		52,081,915

FINANCIALS — 0.3%
Korean Reinsurance Co.	1,023,254	7,614,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
HEALTH CARE — 0.5%
Chong Kun Dang Pharmaceutical Corp.	252,924	$14,682,249

INDUSTRIALS — 4.5%
DL E&C Co., Ltd. (A)	1,278,422	38,243,061
GS Holdings Corp.	567,930	19,089,001
Korean Air Lines Co., Ltd.	483,066	7,496,334
LG Corp.	940,409	52,889,478
LX Holdings Corp.	1,179,197	6,745,010
LX INTERNATIONAL CORP.	196,724	4,156,467
Pan Ocean Co., Ltd.	4,637,098	12,456,517
		141,075,868

MATERIALS — 0.3%
Lotte Chemical Corp.	225,348	11,163,642

UTILITIES — 1.6%
Korea Electric Power Corp.	1,614,614	48,331,936

Total South Korea		426,281,635

SRI LANKA — 0.1%
INDUSTRIALS — 0.1%
Hemas Holdings PLC	41,603,360	4,755,451

THAILAND — 0.7%
FINANCIALS — 0.7%
Bangkok Bank	1,562,400	7,656,158
Kasikornbank PCL	2,200,500	12,683,892

Total Thailand		20,340,050

UKRAINE — 0.8%
CONSUMER STAPLES — 0.8%
Astarta Holding PLC (A)	659,000	8,207,836
MHP SE (LSE Shares) GDR * (A)	2,877,931	16,227,574
MHP SE (USD Shares) GDR * (A)(B)	44,627	251,635

Total Ukraine		24,687,045

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — 4.9%
COMMUNICATION SERVICES — 0.7%
Vodafone Group PLC	17,498,272	$21,182,929

ENERGY — 1.1%
Yellow Cake PLC * (A)(B)	4,309,298	33,384,614

FINANCIALS — 1.6%
Close Brothers Group PLC *	1,819,808	10,038,299
Man Group PLC	2,923,390	8,076,769
Schroders PLC	6,172,676	30,802,384
		48,917,452

MATERIALS — 1.5%
Glencore PLC	9,773,558	46,820,839

Total United Kingdom		150,305,834

UNITED STATES — 7.8%
COMMUNICATION SERVICES — 0.2%
Comcast, Cl A	264,137	7,352,253

ENERGY — 4.0%
Expand Energy Corp.	301,770	31,175,859
Range Resources Corp.	1,836,716	65,295,254
Schlumberger	695,401	25,076,160
		121,547,273

FINANCIALS — 1.0%
Franklin Resources, Inc.	1,369,899	30,973,416

HEALTH CARE — 1.1%
Centene *	904,070	31,976,956
Molina Healthcare *	2,457	376,068
		32,353,024

INDUSTRIALS — 0.2%
Air Lease Corp., Cl A	107,200	6,845,792

MATERIALS — 1.3%
Ivanhoe Electric, Inc. *	352,697	5,216,389

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Newmont Corp. CDI	249,978	$20,317,584
Royal Gold, Inc.	81,100	14,175,447
		39,709,420

Total United States		238,781,178

TOTAL COMMON STOCK
(Cost $2,027,257,553)		2,407,114,966

CONVERTIBLE BOND — 1.7%	Face Amount
CANADA — 1.3%
MATERIALS — 1.3%
Northern Dynasty Minerals, Ltd.
2.000%, 12/11/2032(C)	$7,108,000	40,928,504

INDIA — 0.0%
CONSUMER STAPLES — 0.0%
REI Agro, Ltd.
5.500%, 11/13/2014(B)(C)(D)	723,000	—

MEXICO — 0.4%
ENERGY — 0.4%
Borr Drilling
5.000%, 2/8/2028(B)	13,000,000	11,911,504

TOTAL CONVERTIBLE BOND
(Cost $17,891,418)		52,840,008

PREFERRED STOCK — 1.7%	Shares	Value
BRAZIL — 1.0%
ENERGY — 1.0%
Petroleo Brasileiro SA (A)(E)	5,693,000	31,407,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

PREFERRED STOCK — continued	Shares	Value
GERMANY — 0.7%
HEALTH CARE — 0.7%
Draegerwerk & KGaA , 0.900%(A)	247,201	$20,830,924

TOTAL PREFERRED STOCK
(Cost $41,713,331)		52,237,952
UNIT TRUST FUND — 1.4%
CANADA — 1.4%
UNIT TRUST FUND — 1.4%
Sprott Physical Uranium Trust *	2,116,674	41,849,039

TOTAL UNIT TRUST FUND
(Cost $19,227,729)		41,849,039
WARRANTS — 0.7%
CANADA — 0.7%
MATERIALS — 0.7%
Bear Creek Mining Corp., Expires 10/08/28*	9,126,364	1,691,815
Ivanhoe Electric, Inc., Expires 02/14/26*(C)	215,776	1,693,842
Novagold Resources, Inc., Expires 04/22/30*(C)	2,717,012	16,600,943
		19,986,600

TOTAL WARRANTS
(Cost $536,703)		19,986,600

RIGHTS — 0.0%	Number of Rights
CANADA — 0.0%
MATERIALS — 0.0%
Pan American Silver Corp., Expires 02/22/29(C)	2,385,283	906,407

TOTAL RIGHTS
(Cost $–)		906,407

SHORT TERM INVESTMENT — 0.9%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.470%(F)	27,742,804	27,742,804

TOTAL SHORT TERM INVESTMENT
(Cost $27,742,804)		27,742,804

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

PURCHASED OPTION — 0.1%	Value
UNITED STATES — 0.1% *
TOTAL PURCHASED OPTIONS
(Cost $14,201,520)	$2,479,000
TOTAL INVESTMENTS— 85.0%
(Cost $2,148,571,058)	2,605,156,776
Other Assets and Liabilities, Net — 15.0%	461,426,359
NET ASSETS — 100.0%	$3,066,583,135

A list of the exchange traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.1%
Put Options
November 24 Puts on SPXW*	925	$632,718,500	$6,470.00	11/28/25	$2,479,000
TOTAL PURCHASED OPTION
(Cost $14,201,520)		$632,718,500			$2,479,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

*	Non-income producing security.
†	Restricted Equity.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2025 was $150,279,133 and represents 4.9% of Net Assets.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Security in default on interest payments.
(E)	Rate unavailable.
(F)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW— Standard & Poor’s 500 Index Options Weekly

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

The following is a summary of the level of inputs us as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$23,661,633	$—	$—	$23,661,633
Australia	17,698,399	72,552,513	—	90,250,912
Brazil	104,475,353	—	—	104,475,353
Canada	270,071,525	14,043,837	—	284,115,362
Chile	42,894,298	—	—	42,894,298
China	2,906,942	104,178,443	—	107,085,385
France	—	103,211,286	—	103,211,286
Germany	—	72,528,682	—	72,528,682
Hong Kong	1,119,573	76,365,807	—	77,485,380
Indonesia	—	17,341,983	—	17,341,983
Japan	—	114,274,478	—	114,274,478
Kazakhstan	—	62,333,831	—	62,333,831
Lebanon	—	—	2,058,780	2,058,780
Malaysia	—	24,260,053	—	24,260,053
Mexico	17,262,430	—	—	17,262,430
Philippines	6,929,215	—	—	6,929,215
Russia	—	—	86,094,247	86,094,247
Saudi Arabia	—	7,521,253	—	7,521,253
Singapore	—	82,563,647	—	82,563,647
South Africa	—	215,615,565	—	215,615,565
South Korea	20,467,959	405,813,676	—	426,281,635
Sri Lanka	4,755,451	—	—	4,755,451
Thailand	—	20,340,050	—	20,340,050
Ukraine	—	24,687,045	—	24,687,045
United Kingdom	—	150,305,834	—	150,305,834
United States	218,463,594	20,317,584	—	238,781,178
Total Common Stock	730,706,372	1,588,255,567	88,153,027	2,407,114,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds
Canada	$—	$—	$40,928,504	$40,928,504
India	—	—	—	—
Mexico	—	11,911,504	—	11,911,504
Total Convertible Bonds	—	11,911,504	40,928,504	52,840,008
Preferred Stock
Brazil	31,407,028	—	—	31,407,028
Germany	—	20,830,924	—	20,830,924
Total Preferred Stock	31,407,028	20,830,924	—	52,237,952
Unit Trust Fund
Canada	41,849,039	—	—	41,849,039
Warrants
Canada	—	1,691,815	18,294,785	19,986,600
Rights
Canada	—	—	906,407	906,407
Short Term Investment
United States	27,742,804	—	—	27,742,804
Purchased Option
United States	2,479,000	—	—	2,479,000
Total Investments in Securities	$834,184,243	$1,622,689,810	$148,282,723	$2,605,156,776

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Warrants	Rights	Total
Beginning balance as of November 1, 2024	$69,137,121	$9,236,988	$—	$1,121,083	$79,495,192
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	19,015,905	31,691,516	18,292,627	(214,675)	68,785,373
Purchases	—	—	2,158	—	2,158
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance as of October 31, 2025	$88,153,026	$40,928,504	$18,294,785	$906,408	$148,282,723
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$19,015,905	$31,691,516	$18,292,627	$(214,675)	$68,785,373

For the year ended October 31, 2025, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

As of October 31, 2025, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at October 31, 2025, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$21,042
Gabriel Resources, Ltd.	496,058	6/17/2022	834,788	30,063
Novagold Resources, Inc.	1,687,905	5/8/2025	6,329,644	13,992,732
			$7,868,569	$14,043,837

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through October 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2025	Dividend/ Interest Income
Astarta Holding PLC
$4,975,134	$—	$—	$—	$3,232,702	$8,207,836	$387,908
China Communications Services Corp., Ltd., Cl H
21,829,489	13,533,518	(13,282,209)	4,457,675	718,314	27,256,787	848,577
Cresud SACIF y A ADR
6,769,132	12,003,157	—	—	4,889,344	23,661,633	420,521
DL E&C Co., Ltd.
21,875,340	12,133,479	(4,309,958)	170,369	8,373,831	38,243,061	375,018
Draegerwerk & KGaA
12,704,883	1,362,057	(2,720,136)	(20,588)	9,504,708	20,830,924	555,608
Empresa Nacional de Telecomunicaciones SA
—	22,658,908	(7,038,466)	2,356,255	10,402,648	28,379,345	1,073,896
Etalon Group PLC GDR
2,237,433	—	—	—	(501,009)	1,736,424	—
Euroapi SA
13,161,378	—	(3,750,028)	(639,596)	(1,504)	8,770,250	—
Gabriel Resources, Ltd.
75,704	—	—	—	(24,599)	51,105	—
Gabriel Resources, Ltd.
537,213	—	(118,197)	(6,247,443)	6,096,745	268,318	—
Golden Agri-Resources, Ltd.
58,331,485	2,572,874	—	—	(920,155)	59,984,204	1,641,366
Guangshen Railway Co., Ltd., Cl H
7,812,365	4,418,384	—	—	758,807	12,989,556	431,558
Hi Sun Technology China, Ltd.
4,536,374	—	(1,095,206)	(911,595)	2,737,654	5,267,227	—
International Tower Hill Mines, Ltd.
4,020,584	—	—	—	7,700,664	11,721,248	—
K+S AG
56,224,520	40,408,874	(28,100,631)	(3,297,197)	7,293,116	72,528,682	452,563
Kyorin Pharmaceutical Co., Ltd.
18,249,709	3,119,302	(3,093,819)	(1,844,176)	540,658	16,971,674	783,892
LG Uplus Corp.
57,914,588	27,762,535	(11,576,893)	(267,338)	32,425,726	106,258,618	4,532,359
Luks Group Vietnam Holdings Co., Ltd.
1,030,649	—	—	—	88,924	1,119,573	47,366
Media Nusantara Citra Tbk PT
1,833,196	3,961,036	—	—	(530,518)	5,263,714	—
MHP SE (LSE Shares) GDR
13,444,898	—	(2,603,958)	(3,237,126)	8,623,760	16,227,574	—
MHP SE (USD Shares) GDR
180,260	—	—	—	71,375	251,635	—
Northern Dynasty Minerals, Ltd. (CAD)
1,155,855	—	(173,872)	144,895	4,534,321	5,661,199	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND
OCTOBER 31, 2025

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2025	Dividend/ Interest Income
Northern Dynasty Minerals, Ltd. (USD)
$6,260,410	$—	$(7,036,845)	$(175,577)	$12,377,889	$11,425,877	$—
Petroleo Brasileiro SA
10,574,254	22,618,064	—	—	(1,785,290)	31,407,028	2,531,797
PHA Co., Ltd.
3,402,285	9,492	—	—	503,606	3,915,383	114,896
Seabridge Gold, Inc. (CAD)
24,791,390	—	—	—	9,152,850	33,944,240	—
Seabridge Gold, Inc. (USD)
22,323,943	18,092,732	(12,573,916)	3,312,803	22,767,844	53,923,406	—
Western Copper & Gold Corp.
4,302,843	1,614,099	—	—	5,759,972	11,676,914	—
Yellow Cake PLC
24,025,924	5,175,086	—	—	4,183,604	33,384,614	—
Yoma Strategic Holdings, Ltd.
4,074,266	—	—	—	135,804	4,210,070	—
Totals:
$408,655,504	$191,443,597	$(97,474,134)	$(6,198,639)	$159,111,791	$655,538,119	$14,197,325

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 70.9%	Shares	Value
AUSTRALIA — 1.6%
ENERGY — 1.1%
Paladin Energy, Ltd. (AUD) *	1,173,334	$7,360,575
Paladin Energy, Ltd. (CAD) *	48,079	297,891
		7,658,466

MATERIALS — 0.5%
BHP Group	123,444	3,519,171

Total Australia		11,177,637

BRAZIL — 2.9%
MATERIALS — 1.7%
Vale SA	955,300	11,543,611

UTILITIES — 1.2%
Centrais Eletricas Brasileiras SA	827,460	8,554,601

Total Brazil		20,098,212

CANADA — 9.4%
ENERGY — 0.9%
MEG Energy Corp., Cl Common Subs. Receipt	294,478	6,231,583

MATERIALS — 8.5%
Barrick Gold	471,094	15,451,883
Ivanhoe Mines, Ltd., Cl A *	483,800	4,839,552
Novagold Resources, Inc. *	1,195,579	9,911,350
Nutrien, Ltd.	119,953	6,531,441
Seabridge Gold, Inc. (USD) *	885,373	21,098,439
		57,832,665

Total Canada		64,064,248

CHILE — 0.5%
MATERIALS — 0.5%
Sociedad Quimica y Minera de Chile SA ADR *	68,173	3,339,795

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
CHINA — 3.5%
COMMUNICATION SERVICES — 1.0%
Baidu, Inc., Cl A *	425,250	$6,436,685

INDUSTRIALS — 1.3%
China Communications Services Corp., Ltd., Cl H (A)	10,547,000	6,320,962
Guangshen Railway Co., Ltd., Cl H (A)	9,518,000	2,793,328
		9,114,290

INFORMATION TECHNOLOGY — 0.2%
PAX Global Technology, Ltd.	2,147,000	1,472,677

UTILITIES — 1.0%
CGN Power Co., Ltd., Cl H (B)	12,630,000	5,003,902
China Gas Holdings, Ltd.	1,651,200	1,698,336
		6,702,238

Total China		23,725,890

FRANCE — 2.1%
CONSUMER STAPLES — 1.2%
Carrefour SA	573,117	8,631,646

FINANCIALS — 0.5%
Amundi (B)	43,518	3,226,078

INDUSTRIALS — 0.4%
Teleperformance	38,631	2,758,572

Total France		14,616,296

GERMANY — 3.2%
MATERIALS — 3.2%
BASF	34,326	1,693,701
K+S AG (A)	1,570,685	20,461,876

Total Germany		22,155,577

HONG KONG — 2.6%
CONSUMER DISCRETIONARY — 0.4%
SJM Holdings, Ltd. *	7,056,000	2,567,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
HONG KONG — continued
CONSUMER STAPLES — 0.3%
First Pacific Co., Ltd.	2,392,000	$1,931,325

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	543,400	935,623

INDUSTRIALS — 1.8%
CK Hutchison Holdings, Ltd.	1,904,500	12,629,645

Total Hong Kong		18,064,456

INDONESIA — 0.3%
ENERGY — 0.3%
United Tractors TbK PT	1,064,900	1,721,814

JAPAN — 3.1%
ENERGY — 1.1%
Inpex Corp.	419,000	7,731,445

HEALTH CARE — 0.2%
Suzuken Co., Ltd.	29,900	1,135,498

INDUSTRIALS — 1.3%
Kamigumi Co., Ltd.	118,300	3,551,157
West Japan Railway Co.	253,500	5,209,967
		8,761,124

UTILITIES — 0.5%
Electric Power Development Co., Ltd.	177,900	3,381,121

Total Japan		21,009,188

KAZAKHSTAN — 2.9%
ENERGY — 2.3%
NAC Kazatomprom JSC GDR (B)	267,479	15,663,459

FINANCIALS — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	145,088	3,874,635

Total Kazakhstan		19,538,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
RUSSIA — 5.2%
CONSUMER STAPLES — 0.2%
Lenta International PJSC GDR *(C)	1,271,467	$1,601,031

ENERGY — 1.2%
Gazprom Neft PJSC (C)	2,817,940	4,947,263
Gazprom PJSC *(C)	8,122,810	3,499,041
		8,446,304

FINANCIALS — 1.9%
Moscow Exchange MICEX-RTS PJSC *(C)	5,746,159	3,432,761
Sberbank of Russia PJSC *(C)	8,292,394	8,961,943
VTB Bank PJSC *(C)	2,329,481	587,185
		12,981,889

MATERIALS — 1.4%
Polyus PJSC GDR *(C)	249,258	9,446,455

REAL ESTATE — 0.2%
LSR Group PJSC, Cl A *(C)	510,671	1,333,306

UTILITIES — 0.3%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	702,996
RusHydro PJSC *(C)	991,278,397	1,399,813
		2,102,809

Total Russia		35,911,794

SAUDI ARABIA — 0.3%
ENERGY — 0.3%
Saudi Arabian Oil (B)	250,574	1,731,339

SINGAPORE — 2.3%
CONSUMER STAPLES — 2.3%
Golden Agri-Resources, Ltd. (A)	73,589,700	15,831,227

SOUTH AFRICA — 7.9%
MATERIALS — 7.9%
Impala Platinum Holdings, Ltd.	1,914,092	20,513,299
Sibanye Stillwater, Ltd. *	1,324,310	3,514,323

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
SOUTH AFRICA — continued
MATERIALS — continued
Valterra Platinum, Ltd.	485,647	$30,036,902

Total South Africa		54,064,524

SOUTH KOREA — 11.0%
COMMUNICATION SERVICES — 5.2%
KT Corp.	212,507	7,319,930
KT Corp. ADR	213,752	3,965,100
LG Uplus Corp. (A)	2,270,206	24,267,606
		35,552,636

CONSUMER DISCRETIONARY — 0.3%
Hankook Tire & Technology, Ltd.	62,964	2,044,285

INDUSTRIALS — 3.5%
DL E&C Co., Ltd. (A)	197,312	5,902,444
GS Holdings Corp.	130,609	4,389,969
Korean Air Lines Co., Ltd.	108,242	1,679,725
LG Corp.	214,449	12,060,811
		24,032,949

MATERIALS — 0.4%
Lotte Chemical Corp.	60,303	2,987,384

UTILITIES — 1.6%
Korea Electric Power Corp.	364,170	10,901,083

Total South Korea		75,518,337

THAILAND — 0.7%
FINANCIALS — 0.7%
Bangkok Bank	347,800	1,704,309
Kasikornbank PCL	590,300	3,402,545

Total Thailand		5,106,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

COMMON STOCK — continued	Shares	Value
UKRAINE — 0.6%
CONSUMER STAPLES — 0.6%
MHP SE GDR * (A)	709,038	$3,997,999

UNITED KINGDOM — 7.1%
COMMUNICATION SERVICES — 0.9%
Vodafone Group PLC	4,878,643	5,905,952

ENERGY — 1.8%
Yellow Cake PLC * (A)(B)	1,645,347	12,746,687

FINANCIALS — 1.3%
Man Group PLC	663,343	1,832,690
Schroders PLC	1,392,480	6,948,640
		8,781,330

MATERIALS — 3.1%
Glencore PLC	4,382,736	20,995,770

Total United Kingdom		48,429,739

UNITED STATES — 3.7%
ENERGY — 1.6%
Schlumberger	311,634	11,237,522

INDUSTRIALS — 0.3%
Air Lease Corp., Cl A	25,878	1,652,569

MATERIALS — 1.8%
Newmont Corp. CDI	114,641	9,317,732
Royal Gold, Inc.	18,459	3,226,449
		12,544,181

Total United States		25,434,272

TOTAL COMMON STOCK
(Cost $443,594,452)		485,537,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

PREFERRED STOCK — 1.6%	Shares	Value
BRAZIL — 1.6%
ENERGY — 1.6%
Petroleo Brasileiro SA (A)(D)	1,926,200	$10,626,421

TOTAL PREFERRED STOCK
(Cost $9,824,366)		10,626,421

UNIT TRUST FUND — 1.4%
CANADA — 1.4%
UNIT TRUST FUND — 1.4%
Sprott Physical Uranium Trust *	495,095	9,788,588

TOTAL UNIT TRUST FUND
(Cost $6,727,907)		9,788,588

SHORT TERM INVESTMENT — 1.9%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.470%(E)	13,231,661	13,231,661

TOTAL SHORT TERM INVESTMENT
(Cost $13,231,661)		13,231,661

PURCHASED OPTION — 0.1%		Value
UNITED STATES — 0.1% *

TOTAL PURCHASED OPTIONS
(Cost $3,270,188)		570,840
TOTAL INVESTMENTS— 75.9%
(Cost $476,648,574)		519,754,802
Other Assets and Liabilities, Net — 24.1%		165,252,562
NET ASSETS — 100.0%		$685,007,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

A list of the exchange traded option contracts held by the Fund at October 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.1%
Put Options
November 24 Puts on SPXW*	213	$145,696,260	$6,470.00	11/28/25	$570,840
TOTAL PURCHASED OPTION
(Cost $3,270,188)		$145,696,260			$570,840

*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2025 was $38,371,465 and represents 5.6% of Net Assets.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Rate unavailable.
(E)	The rate reported is the 7-day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor’s 500 Index Options Weekly

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

The following is a summary of the level of inputs us as of October 31, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$297,891	$10,879,746	$—	$11,177,637
Brazil	20,098,212	—	—	20,098,212
Canada	64,064,248	—	—	64,064,248
Chile	3,339,795	—	—	3,339,795
China	1,472,677	22,253,213	—	23,725,890
France	—	14,616,296	—	14,616,296
Germany	—	22,155,577	—	22,155,577
Hong Kong	—	18,064,456	—	18,064,456
Indonesia	—	1,721,814	—	1,721,814
Japan	—	21,009,188	—	21,009,188
Kazakhstan	—	19,538,094	—	19,538,094
Russia	—	—	35,911,794	35,911,794
Saudi Arabia	—	1,731,339	—	1,731,339
Singapore	—	15,831,227	—	15,831,227
South Africa	—	54,064,524	—	54,064,524
South Korea	3,965,100	71,553,237	—	75,518,337
Thailand	—	5,106,854	—	5,106,854
Ukraine	—	3,997,999	—	3,997,999
United Kingdom	—	48,429,739	—	48,429,739
United States	16,116,540	9,317,732	—	25,434,272
Total Common Stock	109,354,463	340,271,035	35,911,794	485,537,292
Preferred Stock
Brazil	10,626,421	—	—	10,626,421
Unit Trust Fund
Canada	9,788,588	—	—	9,788,588
Short Term Investment
United States	13,231,661	—	—	13,231,661
Purchased Option
United States	570,840	—	—	570,840
Total Investments in Securities	$143,571,973	$340,271,035	$35,911,794	$519,754,802

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Beginning balance as of November 1, 2024	$27,598,274
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	8,313,520
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of October 31, 2025	$35,911,794
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$8,313,520

For the year ended October 31, 2025, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND
OCTOBER 31, 2025

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through October 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 10/31/2025	Dividend/ Interest Income
China Communications Services Corp., Ltd., Cl H
$5,860,309	$2,728,216	$(3,541,009)	$1,913,825	$(640,379)	$6,320,962	$218,944
DL E&C Co., Ltd.
3,972,707	1,808,052	(1,336,042)	(869,881)	2,327,608	5,902,444	66,654
Golden Agri-Resources, Ltd.
16,787,212	—	(635,854)	71,887	(392,018)	15,831,227	472,369
Guangshen Railway Co., Ltd., Cl H
2,931,024	—	(337,062)	138,801	60,565	2,793,328	102,906
K+S AG
18,078,518	9,848,896	(9,052,302)	(1,398,466)	2,985,230	20,461,876	144,753
LG Uplus Corp.
14,590,576	6,888,796	(5,368,681)	656,078	7,500,837	24,267,606	1,148,695
MHP SE GDR
3,181,207	—	(453,817)	(456,664)	1,727,273	3,997,999	—
Petroleo Brasileiro SA
5,710,568	5,719,012	—	—	(803,159)	10,626,421	1,098,181
Yellow Cake PLC
10,719,681	804,769	(298,834)	8,566	1,512,505	12,746,687	—
Totals:
$81,831,802	$27,797,741	$(21,023,601)	$64,146	$14,278,462	$102,948,550	$3,252,502

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik	Kopernik
	Global All-Cap	International
	Fund	Fund
Assets:
Investments, at Value (Cost $1,601,610,987 and $391,818,083)	$1,949,618,657	$416,806,252
Affiliated Investments, at Value (Cost $546,960,071 and $84,830,491)	655,538,119	102,948,550
Cash	444,791,110	167,394,331
Foreign Currency, at Value (Cost $3,179,375 and $134,908)	3,186,697	135,645
Receivable for Investment Securities Sold	12,230,611	3,155,699
Dividend and Interest Receivable	3,726,387	846,301
Receivable for Capital Shares Sold	1,392,234	470,246
Reclaim Receivable	1,157,149	272,083
Receivable for Investment Securities Sold from Affiliated Investments	15,102	—
Prepaid Expenses	59,848	15,885
Total Assets	3,071,715,914	692,044,992

Liabilities:
Payable for Investment Securities Purchased	1,168,487	6,169,879
Payable for Investment Securities Purchased from Affiliated Investments	258,386	54,232
Payable for Capital Shares Redeemed	793,074	116,405
Unrealized Loss on Foreign Spot Currency Contracts	1,088	264
Payable due to Adviser	2,318,343	512,825
Payable due to Administrator	180,213	39,532
Distribution Fees Payable (Class A Shares and Investor Shares)	22,486	3,615
Payable due to Trustees	8,869	1,996
Chief Compliance Officer Fees Payable	3,976	895
Other Accrued Expenses and Other Payables	377,857	137,985
Total Liabilities	5,132,779	7,037,628

Commitments and Contingencies†
Net Assets	$3,066,583,135	$685,007,364

Net Assets Consist of:
Paid-in Capital	$2,294,605,949	$566,032,161
Total Distributable Earnings	771,977,186	118,975,203
Net Assets	$3,066,583,135	$685,007,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund		Kopernik International Fund
Class A Shares:
Net Assets		$112,768,017	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		6,686,215		N/A
Net Asset Value Offering and Redemption Price, Per Share*		$16.87	$	N/A
Maximum Offering Price Per Share ($16.87/94.25%)		$17.90	$	N/A
Class I Shares:
Net Assets		$2,953,815,118		$667,084,929
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		176,016,215		36,630,307
Net Asset Value Offering and Redemption Price, Per Share		$16.78		$18.21
Investor Shares:
Net Assets	$	N/A		$17,922,435
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		N/A		990,844
Net Asset Value Offering and Redemption Price, Per Share	$	N/A		$18.09

*	Class A Shares are subject to a contingent deferred sales change of 0.75% if over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.

†	See Note 5 in the Notes to Financial Statements. N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS FOR THE YEAR ENDED
OCTOBER 31, 2025

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$53,182,456	$12,109,870
Dividends from Affiliated Investments	14,197,325	3,252,502
Interest	9,688,939	4,938,448
Less: Foreign Taxes Withheld	(6,307,209)	(1,318,885)
Total Investment Income	70,761,511	18,981,935

Expenses:
Investment Advisory Fees	21,030,952	5,013,666
Administration Fees	1,661,302	400,760
Distribution Fees (Class A Shares and Investor Shares)	232,219	34,942
Trustees' Fees	34,887	8,580
Chief Compliance Officer Fees	10,613	2,416
Custodian Fees	529,107	191,323
Legal Fees	152,199	36,677
Transfer Agent Fees	149,333	80,170
Registration and Filing Fees	91,798	48,127
Printing Fees	68,628	2,592
Audit Fees	57,372	37,857
Other Expenses	74,246	18,328
Total Expenses	24,092,656	5,875,438

Less:
Fees Paid Indirectly — Note 4	(50,792)	(9,726)
Net Expenses	24,041,864	5,865,712
Net Investment Income	46,719,647	13,116,223

Net Realized Gain (Loss) on:
Investments	404,147,319	84,502,829
Affiliated Investments	(6,198,639)	64,146
Purchased Options	(26,190,041)	(5,202,833)
Foreign Currency Transactions	(575,301)	(89,846)
Net Realized Gain	371,183,338	79,274,296

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	300,983,369	58,884,774
Affiliated Investments	159,111,791	14,278,462
Purchased Options	(7,409,147)	(1,551,517)
Foreign Currency Transactions	92,485	25,254
Net Change in Unrealized Appreciation	452,778,498	71,636,973
Net Realized and Unrealized Gain	823,961,836	150,911,269
Net Increase in Net Assets Resulting from Operations	$870,681,483	$164,027,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$46,719,647	$42,863,057
Net Realized Gain	371,183,338	149,681,841
Net Change in Unrealized Appreciation	452,778,498	60,194,390
Net Increase in Net Assets Resulting From Operations	870,681,483	252,739,288
Distributions:
Class A Shares	(4,021,530)	(6,384,934)
Class I Shares	(103,389,650)	(168,298,758)

Total Distributions	(107,411,180)	(174,683,692)

Capital Share Transactions:(1)
Class A Shares
Issued	23,242,891	14,368,898
Reinvestment of Distributions	3,526,638	5,410,789
Redemption Fees - Note 2	11,910	–
Redeemed	(26,291,475)	(20,791,193)
Net Class A Share Transactions	489,964	(1,011,506)
Class I Shares
Issued	569,804,481	290,451,543
Reinvestment of Distributions	75,624,019	123,634,776
Redemption Fees - Note 2	171	–
Redeemed	(511,005,576)	(440,404,257)
Net Class I Share Transactions	134,423,095	(26,317,938)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	134,913,059	(27,329,444)

Total Increase in Net Assets	898,183,362	50,726,152

Net Assets:
Beginning of Year	2,168,399,773	2,117,673,621
End of Year	$3,066,583,135	$2,168,399,773

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUND INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$13,116,223	$14,019,637
Net Realized Gain	79,274,296	28,805,676
Net Change in Unrealized Appreciation	71,636,973	11,688,432
Net Increase in Net Assets Resulting From Operations	164,027,492	54,513,745
Distributions:
Class I Shares	(18,465,823)	(61,775,890)
Investor Shares	(418,279)	(1,861,147)
Total Distributions	(18,884,102)	(63,637,037)

Capital Share Transactions:(1)
Class I Shares
Issued	191,597,655	198,365,391
Reinvestment of Distributions	12,245,480	42,858,246
Redemption Fees - Note 2	13	–
Redeemed	(245,888,090)	(201,284,218)
Net Class I Share Transactions	(42,044,942)	39,939,419
Investor Shares
Issued	6,240,699	3,647,547
Reinvestment of Distributions	412,552	1,845,583
Redeemed	(2,681,449)	(10,308,749)
Net Investor Share Transactions	3,971,802	(4,815,619)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(38,073,140)	35,123,800

Total Increase in Net Assets	107,070,250	26,000,508

Net Assets:
Beginning of Year	577,937,114	551,936,606
End of Year	$685,007,364	$577,937,114

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Class A Shares
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$12.56	$12.12	$11.56	$15.91	$11.45
Income (Loss) from Investment Operations:
Net Investment Income*	0.24	0.21	0.27	0.12	0.12
Net Realized and Unrealized Gain (Loss)	4.68	1.20	1.77	(3.21)	4.94
Total from Investment Operations	4.92	1.41	2.04	(3.09)	5.06
Redemption Fees	— (1)	—	— (1)	—	—
Dividends and Distributions:
Net Investment Income	(0.50)	(0.54)	(0.05)	(0.73)	(0.35)
Capital Gains	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)
Total Dividends and Distributions	(0.61)	(0.97)	(1.48)	(1.26)	(0.60)
Net Asset Value, End of Year	$16.87	$12.56	$12.12	$11.56	$15.91
Total Return†	41.79%	12.27%	18.83%	(20.79)%	45.38%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$112,768	$82,424	$80,526	$70,443	$105,632
Ratio of Expenses to Average Net Assets(2)	1.25%	1.26%	1.28%	1.26%	1.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.25%	1.26%	1.28%	1.26%	1.28%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.77%	2.26%	0.87%	0.81%
Portfolio Turnover Rate	56%	43%	39%	58%	45%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Class I Shares
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$12.50	$12.07	$11.52	$15.87	$11.41
Income (Loss) from Investment Operations:
Net Investment Income*	0.27	0.24	0.29	0.15	0.15
Net Realized and Unrealized Gain (Loss)	4.65	1.19	1.77	(3.20)	4.93
Total from Investment Operations	4.92	1.43	2.06	(3.05)	5.08
Redemption Fees	— (1)	—	—	—	—
Dividends and Distributions:
Net Investment Income	(0.53)	(0.57)	(0.08)	(0.77)	(0.37)
Capital Gains	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)
Total Dividends and Distributions	(0.64)	(1.00)	(1.51)	(1.30)	(0.62)
Net Asset Value, End of Year	$16.78	$12.50	$12.07	$11.52	$15.87
Total Return†	42.14%	12.51%	19.15%	(20.64)%	45.83%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,953,815	$2,085,976	$2,037,148	$1,741,051	$2,262,284
Ratio of Expenses to Average Net Assets(2)	1.00%	1.01%	1.03%	1.01%	1.03%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.00%	1.01%	1.03%	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.02%	2.46%	1.13%	1.06%
Portfolio Turnover Rate	56%	43%	39%	58%	45%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Class I Shares
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$14.40	$14.73	$12.51	$17.42	$13.21
Income (Loss) from Investment Operations:
Net Investment Income*	0.35	0.35	0.40	0.15	0.14
Net Realized and Unrealized Gain (Loss)	3.98	1.04	2.16	(4.13)	4.50
Total from Investment Operations	4.33	1.39	2.56	(3.98)	4.64
Redemption Fees	— (1)	—	—	—	—
Dividends and Distributions:
Net Investment Income	(0.46)	(0.63)	(0.16)	(0.34)	(0.26)
Capital Gains	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)
Total Dividends and Distributions	(0.52)	(1.72)	(0.34)	(0.93)	(0.43)
Net Asset Value, End of Year	$18.21	$14.40	$14.73	$12.51	$17.42
Total Return†	31.63%	10.14%	20.65%	(24.02)%	35.71%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$667,085	$567,832	$536,171	$502,671	$565,278
Ratio of Expenses to Average Net Assets(2)	1.01%	1.04%	1.04%	1.04%	1.09	%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.01%	1.04%	1.04%	1.04%	1.06%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.54%	2.77%	1.06%	0.83%
Portfolio Turnover Rate	53%	42%	53%	62%	56%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
(1)	Amount represents less than $0.005 per share.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Investor Shares
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value, Beginning of Year	$14.31	$14.65	$12.44	$17.36	$13.18
Income (Loss) from Investment Operations:
Net Investment Income*	0.32	0.30	0.36	0.13	0.11
Net Realized and Unrealized Gain (Loss)	3.95	1.05	2.16	(4.14)	4.48
Total from Investment Operations	4.27	1.35	2.52	(4.01)	4.59
Dividends and Distributions:
Net Investment Income	(0.43)	(0.60)	(0.13)	(0.32)	(0.24)
Capital Gains	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)
Total Dividends and Distributions	(0.49)	(1.69)	(0.31)	(0.91)	(0.41)
Net Asset Value, End of Year	$18.09	$14.31	$14.65	$12.44	$17.36
Total Return†	31.31%	9.83%	20.40%	(24.26)%	35.39%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$17,922	$10,105	$15,766	$11,521	$7,336
Ratio of Expenses to Average Net Assets(1)	1.25%	1.29%	1.29%	1.29%	1.34	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.25%	1.29%	1.29%	1.29%	1.31%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.18%	2.56%	0.87%	0.68%
Portfolio Turnover Rate	53%	42%	53%	62%	56%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is to provide long-term capital appreciation. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective as of the close of business on July 31, 2025, Kopernik Global All-Cap Fund was closed to certain new investments because the Adviser believes that carefully managing the Fund’s capacity provides the opportunity to continue to invest in the most attractively priced companies it can find and maintain the ability to take advantage of investments across different markets, countries, industry/sectors, and across the market capitalization spectrum.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2025, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $148,282,723 or 4.8% of the Fund’s net assets. As of October 31, 2025, the Kopernik International Fund valued in accordance with fair value procedures was $35,911,794 or 5.2% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of October 31, 2025. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund
Asset	Fair Value at October 31, 2025	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$86,094,246	Exchange Price Adjusted	Discount Rate	70%
Common Stock	$2,058,780	Exchange Price Adjusted	Discount Rate	85%
Convertible Bond	$40,928,504	Third Party Proprietary Model	Credit Spread, Volatility	13%, 60%
Warrants	$18,294,785	Black-Scholes	Volatility	55%
Rights	$906,408	Recent Trade	Alternate Exchange Price	$0.53

Kopernik International Fund
Asset	Fair Value at October 31, 2025	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$35,911,794	Exchange Price Adjusted	Discount Rate	70%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the year ended October 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds had open option contracts as of October 31, 2025 as disclosed in the Funds’ Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

For the year ended October 31, 2025, the quarterly average balances of options held by the Funds were as follows:

Kopernik Global All-Cap Fund

Average Quarterly Market Value Contracts Purchased	$15,117,425

Average Quarterly Market Value Contracts Written	$—

Kopernik Global International Fund

Average Quarterly Market Value Contracts Purchased	$3,597,833

Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the year ended October 31, 2025, Kopernik Global All-Cap Fund Class A Shares and Class I Shares had redemption fees of $11,910 and $171, respectively. For the year ended October 31, 2025, Kopernik International Fund Class Investor Shares had redemption fees of $13.

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2025, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $1,661,302 and $400,760, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

During the year ended October 31, 2025, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $50,792 and $9,726, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2026 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2025. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%

N/A - Not Applicable

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

During the year ended October 31, 2025, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

6. Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities	Fair Value	Statements of Assets and Liabilities	Fair Value
Kopernik Global All-Cap Fund
Equity contracts	Investments, at value*	$2,479,000	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$2,479,000		$–

Kopernik International Fund
Equity contracts	Investments, at value*	570,840	Options written, at value	–
Total Derivatives not accounted for as hedging instruments		$570,840		$–

*	Includes purchased options.

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$(26,190,041)	—	—	—	—	$(26,190,041)
Total	$(26,190,041)	$—	$—	$—	$—	$(26,190,041)

Kopernik International Fund
Equity contracts	$(5,202,833)	—	—	—	—	$(5,202,833)
Total	$(5,202,833)	$—	$—	$—	$—	$(5,202,833)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$(7,409,147)	—	—	—	—	$(7,409,147)
Total	$(7,409,147)	$—	$—	$—	$—	$(7,409,147)

Kopernik International Fund
Equity contracts	$(1,551,517)	—	—	—	—	$(1,551,517)
Total	$(1,551,517)	$—	$—	$—	$—	$(1,551,517)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

7. Share Transactions:

Capital share transactions were as follows:

Kopernik Global All-Cap Fund	Year Ended October 31, 2025	Year Ended October 31, 2024
Shares Transactions:
Class A Shares
Issued	1,704,045	1,206,655
Reinvestment of Distributions	315,418	454,678
Redeemed	(1,897,913)	(1,742,457)
Increase (Decrease) in Class A Shares	121,550	(81,124)
Class I Shares
Issued	41,852,803	24,559,241
Reinvestment of Distributions	6,811,995	10,449,015
Redeemed	(39,513,073)	(36,946,189)
Increase (Decrease) in Class I Shares	9,151,725	(1,937,933)

Kopernik International Fund	Year Ended October 31, 2025	Year Ended October 31, 2024
Shares Transactions:
Class I Shares
Issued	13,202,901	14,356,791
Reinvestment of Distributions	954,279	3,062,581
Redeemed	(16,947,322)	(14,391,280)
Increase (Decrease) in Class I Shares	(2,790,142)	3,028,092
Investor Shares
Issued	431,726	262,968
Reinvestment of Distributions	32,324	132,548
Redeemed	(179,282)	(765,697)
Increase (Decrease) in Investor Shares	284,768	(370,181)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

8. Investment Transactions:

For the year ended October 31, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$1,163,707,770	$1,244,325,805
Kopernik International Fund	231,560,067	293,107,067

There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in Passive Foreign Investment Companies (“PFICs”), equalization distributions and foreign currency. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2025, the permanent differences charged or credited to distributable earnings (loss) and paid-in capital are primarily attributable to equalization distributions.

	Distributable Loss	Paid-in Capital
Kopernik Global All-Cap Fund	$(19,967,350)	$19,967,350
Kopernik International Fund	(6,668,599)	6,668,599

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2025 and October 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2025	$88,388,857	$19,022,323	$107,411,180
2024	116,896,275	57,787,417	174,683,692
Kopernik International Fund
2025	16,671,091	2,213,011	18,884,102
2024	42,758,400	20,878,637	63,637,037

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$239,174,903	$43,474,890
Undistributed Long-Term Capital Gains	224,545,831	49,329,882
Unrealized Appreciation	308,256,465	26,170,433
Other Temporary Differences	(13)	(2)
Total Distributable Earnings	$771,977,186	$118,975,203

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in derivatives, passive foreign investment companies and losses from wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Kopernik Global All-Cap Fund	$2,308,642,640	$806,647,041	$(498,390,576)	$308,256,465
Kopernik International Fund	496,290,010	137,047,146	(110,876,713)	26,170,433

10. Concentration of Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

11. Concentration of Shareholders:

At October 31, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	2	52%
Kopernik Global All-Cap Fund, Class I Shares	4	60%
Kopernik International Fund, Class I Shares	3	67%
Kopernik International Fund, Investor Class Shares	2	80%

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and Shareholders of Kopernik Global All-Cap Fund and Kopernik International Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Kopernik Global All-Cap Fund and Kopernik International Fund (two of the funds constituting The Advisors’ Inner Circle Fund II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 29, 2025

We have served as the auditor of one or more investment companies in Kopernik Global Investors, LLC since 2013.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Foreign Tax Credit(6)
Kopernik Global All-Cap Fund
21.52%	78.48%	100.00%	3.07%	37.45%	0.49%	11.13%	100.00%	4.44%
Kopernik International Fund
21.51%	78.49%	100.00%	4.28%	52.98%	2.03%	23.84%	100.00%	4.55%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2004 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2025. The Funds intend to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025. For Kopernik Global All-Cap Fund, the total amount of foreign source income is $58,157,097 and the total amount of foreign tax paid is $5,920,490. For Kopernik International Fund, the total amount of foreign source income is $13,117,484 and the total amount of foreign tax paid is $1,219,054. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025
(Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025
(Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Kopernik Global All-Cap Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Kopernik Global All-Cap Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
OCTOBER 31, 2025
(Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009
855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

2502 N. Rocky Point Drive, Suite 300

Tampa, FL 33607

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-AR-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: January 8, 2026